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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Digital Century Capital, LLC
Address: 660 Madison Avenue
         14th Floor
         New York, New York 10021



Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rajiv J. Chaudhri
Title:   Managing Member

Phone:   (212) 821-1809

Signature, Place, and Date of Signing:

    /s/ Rajiv J. Chaudhri    New York, New York     2/9/00
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     519,283
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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

Holdings of US Listed equities held as at 30th June 1999
NAME OF ISSUER            TITLE         CUSIP       VALUE $'000   PRICE     SHARES     PUT/CALL   INVESTMENT     VOTING AUTHORITY
                          OF CLASS                                                                OPTION         DISCRETION
------------------------- ------------  ---------   -----------   --------  ---------  ---------  -------------- ----------------
America On Line          Common        02364J104       102,887      75.88  1,356,000                SOLE            SHARED
At Home                  Common        045919107        12,219      42.88    285,000                SOLE            SHARED
BMC Software             Common        055921100        25,740      79.94    322,000                SOLE            SHARED
BEA Systems              Common        073325102        12,169      69.94    174,000                SOLE            SHARED
Cisco                    Common        17275R102        31,495     107.13    294,000                SOLE            SHARED
Citrix                   Common        177376100        73,998     123.13    601,000                SOLE            SHARED
EMC Corp                 Common        269246104        32,851     109.25    300,700                SOLE            SHARED
E trade                  Common        268648102        13,872      26.13    531,000                SOLE            SHARED
eBay                     Common        278642103        97,521     125.19    779,000                SOLE            SHARED
Intel                    Common        458140100        13,623      82.31    165,500                SOLE            SHARED
Linear Technology        Common        535678106        23,015      71.56    321,600                SOLE            SHARED
Maxim                    Common        57772K101        23,169      47.19    491,000                SOLE            SHARED
Microsoft                Common        594918104         3,503     116.75     30,000                SOLE            SHARED
Nextel                   Common        65332V103           516     103.13      5,000                SOLE            SHARED
Oracle                   Common        68389X105         3,922     112.06     35,000                SOLE            SHARED
Research in Motion       Common        760975102         6,605      46.19    143,000                SOLE            SHARED
Siebel                   Common        826170102        18,060      84.00    215,000                SOLE            SHARED
Veritas                  Common        923436109         7,027     143.13     49,100                SOLE            SHARED
Yahoo                    Common        984332106        17,091     432.69     39,500                SOLE            SHARED
                                                       519,283
























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